Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

Note 9 - Leases

The Company leases many of its operating and office facilities for various terms under long-term, non-cancelable operating lease agreements. The leases expire at various dates through 2028. In the normal course of business, it is expected that these leases will be renewed or replaced by leases on other properties. The Company also leases equipment for various terms under long-term, non-cancelable finance lease agreements. These leases expire at various dates through 2025.

The following represents information on leases as of and for the years ended December 31:

	2023	2022
Finance lease cost (including amortization of right-of use assets of $23,349 and $23,349 and interest on lease liabilities of $7,083 and $12,843 in 2023 and 2022, respectively)	$30,432	$36,192

Operating lease expense	208,856	101,399

Total lease cost	$239,288	$137,591
Other information
Weighted average remaining lease term (years) – finance	0.64	1.71
Weighted average remaining lease term (years) – operating	3.32	1.30
Weighted average discount rate - finance leases	11.90%	11.90%
Weighted average discount rate - operating leases	6.67%	6.67%

The following is a maturity analysis of the annual undiscounted cash flows of the lease liabilities as of December 31, 2023:

	Operating Leases	Finance Leases
Year ending December 31, 2024	$258,395	$38,055
Year ending December 31, 2025	212,512	629
Year ending December 31, 2026	158,282	-
Year ending December 31, 2027	116,592	-
Thereafter	9,716	-
Total undiscounted lease payments	755,497	38,684
Less: imputed interest	(81,335)	(1,716)
Total lease obligations	674,162	36,968
Less: current portion	(213,526)	(36,344)
Long-term lease obligations	$460,636	$624

Right of use assets - operating leases obtained in exchange for new operating lease liabilities was $754,960 for the year ended December 31, 2023.

SERINA THERAPEUTICS, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022